CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current
Cash	$ 17,206	$ 56,130
Receivables	12,864	34,491
Inventory	128,773	146,398
Prepaid expenses	21,911	29,802
Total Current Assets	180,754	266,821
Equipment	89,624	28,802
Intangible Assets	78,718	87,698
Total Assets	349,096	383,321
Current
Accounts payable and accrued liabilities	103,877	183,145
Due to related parties	911,438	63,808
Current portion of capital lease obligations	9,475	0
Total Current Liabilities	1,024,790	246,953
Deferred Revenue	3,188	0
Capital Lease Obligations	37,833	0
Total Liabilities	1,065,811	246,953
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share Capital Authorized: 400,000,000 common shares, $0.001 par value; 100,000,000 preferred shares, $0.001 par value, and series as determined by directors. Common Stock - 71,128,456 common shares issued at December 31, 2017 and 2016	71,128	71,128
Preferred Stock - 9,891,800 preferred shares issued at December 31, 2017 and 2016,	9,892	9,892
Additional Paid-in Capital	15,226,143	14,975,324
Deficit	(16,023,878)	(14,919,976)
Total Shareholders' (Deficiency) Equity	(716,715)	136,368
Total Liabilities and Shareholders' (Deficiency) Equity	$ 349,096	$ 383,321